Lease (Details) - Schedule of future minimum rent payable under non-cancelable operating leases	12 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Future Minimum Rent Payable Under Non Cancelable Operating Leases Abstract
2023	$ 343,008
2024	170,699
Thereafter	102,728
Total lease payments	616,435
Less: imputed interest	(157,331)
Present value of lease liabilities	$ 459,104